--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    MARKMAN
                                   MULTIFUNDS

                                        SEMI-ANNUAL
                                        REPORT

                                        JUNE 30, 2001
                                        UNAUDITED

                                        INCOME ALLOCATION PORTFOLIO

                                        CONSERVATIVE ALLOCATION PORTFOLIO

                                        MODERATE ALLOCATION PORTFOLIO

                                        AGGRESSIVE ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

================================================================================

                            THE BEAR MARKET HAS ENDED

      THE FIRST BULL MARKET OF THE TWENTY-FIRST CENTURY HAS ALREADY BEGUN.
                              IT'S TIME TO MOVE ON.
--------------------------------------------------------------------------------

That may come as a surprise to investors, most of whom are still struggling to come to grips with the losses of the past year. But major shifts in market direction are like financial curveballs. Investors inevitably continue to focus on and project from the recent past, even after the trend has changed. But a change has indeed occurred. The precipitous declines of February and March ended in a "selling climax" early in April. We believe there is enough evidence to make the case that a real and enduring "low" was established on April 4 when the Nasdaq Composite Average closed at 1629. The recovery since then represents not just another rally in an ongoing bear market but rather the formative stages of a new bull market.

--------------------------------------------------------------------------------

THE TREND IS OUR FRIEND:
MAKING THE CASE FOR A NEW BULL MARKET

POSITIVE TREND #1: THE ACCOMMODATING STANCE OF THE FEDERAL RESERVE.

Since early January, in an effort to revive the flagging economy, the Fed has been aggressively cutting interest rates and injecting liquidity into the financial markets. If there is any one indicator that most reliably signals what the next major market trend will be, it is the stance of the Federal Reserve. History clearly shows that strong market advances almost always follow aggressive easing by the Fed. Over the past five decades, there has only been one time when the market was not higher a year after the Fed started cutting rates. Even more significantly for us, in almost all of these instances, technology stocks have been the outstanding performers.

POSITIVE TREND #2: ENERGY PRICES ARE MODERATING, NOT INCREASING.

In two years, from June of 1998 to June of 2000, the price of oil skyrocketed from $14 per barrel to over $32 per

--------------------------------------------------------------------------------
If there is any one indicator that most reliably signals what the next major market trend will be, it is the stance of the Federal Reserve.
--------------------------------------------------------------------------------

barrel. To be sure, there were other factors that helped create the economic slowdown we are now in. Nevertheless, a 150% rise in energy costs clearly acted as an increasing drag that even-tually became just too much for the economy to bear. Prices now are in the $27-28 range, well below the peak of last year. With soft economic conditions around the world, it is unlikely that we will see much higher prices. In fact, many observers believe that prices are likely to continue to moderate.

--------------------------------------------------------------------------------
With soft economic conditions around the world, it is unlikely that we will see much higher prices.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman

================================================================================




--------------------------------------------------------------------------------

POSITIVE TREND #3: EVERYONE HAS CUT WAY BACK ON TECH EXPOSURE.

This is not so much a contrarian call as it is a classic "now what?" argument. Big growth fund players like Janus and Fidelity were heavy buyers of technology stocks going into the year 2000. At their peak, some of these funds had 40-60% weightings in the technology sector. Over the past six months it has

--------------------------------------------------------------------------------
One might reasonably project that the next major move for these managers would be to move back into tech.
--------------------------------------------------------------------------------

been reported that many of these funds have cut way back on their tech exposure, leaving them with the smallest tech weightings in years. If that is the current reality, one might reasonably project that the next major move for these managers would be to move back into tech. They've already acted on the gloom and bad news. When the tone of the market and economy changes, when there is the slightest inkling of a recovery in tech earnings, the lemmings and momentum players will rush back in. Barring total apocalypse, it seems clear that the bulk of the outflow from tech is already behind us; the next major shift will be the inevitable building up once again of those positions. And just as the money flows out of tech over the past year had a strong negative impact on share prices, so too will the inflows be a positive boon.

POSITIVE TREND #4: "HONEY I SHRUNK THE EARNINGS COMPARISONS."

Corporate earnings today look pretty anemic compared to those of a year ago. A year ago the economy was growing at a 5-8% rate and corporate profits were soaring. Now we are at an economic standstill and there's much less coming in the door. So the year over year comparisons are pretty depressing. But as we move forward, two things will change in this dynamic. Earnings next year will certainly improve as the economy regains its footing; and those improved earnings will then be compared to the anemic numbers of today, making the year over year comparisons look pretty robust. Historically, this has proven to be a strong positive backdrop for the market.

WHY BEING POSITIVE NOW IS A RATIONAL RESPONSE TO THE CURRENT GLOOM.

Lest we be accused of just "whistling past the graveyard", there is ample historic evidence to support now as the best time to be bullish. As we've already seen, the actions of the Federal Reserve, while sometimes taking time to generate results, almost always do so.

--------------------------------------------------------------------------------
It is often during periods of perceived economic weakness that the market has shown the greatest vigor.
--------------------------------------------------------------------------------

But there's more to it than that. It's well known that the stock market is a "discounting mechanism." By that we mean the market's actions today reflect its collective feeling about what is likely to be the environment 6-9 months down the road. Recall that early in the spring of 2000 stock prices began to crumble, even in the face of current strength in the economy and corporate earnings. But that strength had all but vanished by the end of the year. The markets foreshadowed that weakness in classic fashion. Similarly, it is often during periods of perceived economic weakness that the market has shown the greatest vigor. It's fascinating to see how this has played out time after time in the past.

In our consumer-based economy, employment figures are examined carefully to get a sense of where the economy may be headed. Over recent months, rising unemployment has been

--------------------------------------------------------------------------------
                                    Markman                                    1

================================================================================

touted as a sure sign of pending economic and market collapse. Again, however, the historic evidence indicates that this is far from a certainty. In fact, when we look at the periods of the last two recessions, we see that unemployment actually peaked after the recession had ended. While the economy was growing, and certainly while the market was going up again, unemployment was actually increasing. The recession of the early 1980's ended in October of 1982 when unemployment was 10.4%. By December of that year, unemployment had risen to 10.8%. Yet over the previous several months, while unemployment was rising, the S&P 500 gained 37%!

The last major recession we had ended in March of 1991 with unemployment standing at 6.8%. Even after the recession ended, jobs continued to be lost until June of 1992 by which time

--------------------------------------------------------------------------------
When we look at the periods of the last two recessions, we see that unem-ployment actually peaked after the recession had ended.
--------------------------------------------------------------------------------

unemployment was 7.8%. In the meantime, the S&P 500 advanced 36%. Statistics like this speak loudly to the premise that the market, contrary to what the talking heads on TV may imply, does not move on what is happening now. It moves in anticipation of what will happen down the road.

It is awareness of this discounting mechanism that allows us to take a positive stance even in the face of current negative news reporting that corporate profits are down and earnings are imploding. Again, the historic evidence is compelling: Since 1985 there have been five previous times when initial earnings forecasts for the market proved to be at least 15% higher than actual results; in each of those times the earnings, rather than increasing, actually declined. (Same scenario as now.) Interestingly, the median return in the S&P 500 over the next year was above 20%!

OUR EARLY BULL MARKET TACTICAL MOVES

Historically, the stocks that tend to do best in the first stage of a new bull market are stocks of smaller companies. We researched the last six major market breakdowns, going back to 1978, measuring the returns achieved in the first year after the low was established. A clear pattern emerged. While both large and small stocks did well, the smaller stocks did remarkably better. The average return in those six periods for the large cap S&P 500 was a healthy 33%. The return in the Russell 2000,

--------------------------------------------------------------------------------
A clear pattern emerged. While both large and small stocks did well, the smaller stocks did remarkably better.
--------------------------------------------------------------------------------

however, was a more remarkable 60%, and the Nasdaq bested even that, averaging an eye popping 64% in the twelve months after the low was reached.

While history may not repeat itself in exactly the same fashion, the odds do favor out performance by small caps over the next year or so, particularly in

--------------------------------------------------------------------------------
The last time the spread in yield between high-yield bonds and treasuries was this wide, we entered a multiyear run-up in high-yield bond prices.
--------------------------------------------------------------------------------

the tech arena. Accordingly, you will notice that we have significantly increased our weighting in small- and mid-cap growth funds.

We have also significantly increased our exposure to the high-yield bond sector. Economic weakness and the debacle in telecom financing have created opportunities the likes of which we haven't seen for ten years. The last time the spread in yield between high-yield bonds and treasuries was this wide, we entered a multiyear run-up in high-yield bond prices.

With our timely moves in both the bond and stock arenas, we believe we are now ideally positioned to benefit from the market recovery we expect over the next 12-18 months.

--------------------------------------------------------------------------------
2                                   Markman

================================================================================
                        AGGRESSIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR  GOAL:  TO  ACHIEVE  HIGH  LONG-TERM   GROWTH   CONSISTENT  WITH  REASONABLE
DIVERSIFICATION. A FULLY INVESTED PORTFOLIO, LARGELY STOCK ORIENTED, WILL BE MAINTAINED AT ALL TIMES, THUS CREATING RELATIVELY HIGH VOLATILITY.

Over the past six months some significant tactical changes were made to the Aggressive Allocation so that we could, in our opinion, best take advantage of the significant market shift that occurred in mid-quarter.

     A new fund to our Portfolios is Needham Growth Fund, managed by Peter Trapp. Needham is growth with a twist: it can short-sell up to 35% of its total portfolio. (Short selling means selling a stock that you don't own with the expectation of buying it back later at a lower price.) This strategy has helped Needham navigate difficult waters in the past 18 months, yet it has also done quite well during strong markets.

     A fund that is returning to the Portfolios is Van Wagoner Emerging Growth. Garrett Van Wagoner is one of the premier small-cap technology managers, and one who does particularly well during dynamic upward moves in the market. As previously mentioned, we are convinced that emerging technology is a category which will lead the market recovery. At this time, Garrett is focusing on software and electronic storage, two areas where demand continues to grow dramatically and spending budgets are growing commensurately.

     Firsthand Technology Innovators replaced Firsthand Communications in the Portfolio, reversing action we took last year. We did this to take advantage of a short-term paper loss for tax purposes. We continue to believe that all the Firsthand funds will do well over time.

     We also added ProFunds Ultra OTC Fund, which attempts to double the daily volatility of the Nasdaq 100, which represents the largest companies traded on the Nasdaq (Microsoft, Intel, Dell, Sun Micro, etc.) When that index increases 10%, the ProFunds Ultra OTC Fund increases approximately 20%, and vice versa. As we embark on what we believe will be a significant upward move off of the oversold conditions of early April, this fund has the potential to make a significant contribution to the Portfolio.

     We have also added to our biotech positions to further reflect increasingly positive fundamentals in this area.

     We began the year with a small tax-loss carry forward and have taken action to create paper losses to increase that potential tax loss. It is our objective to minimize the tax impact on taxable investors at the end of the year by storing up paper losses to offset year-end distributions.

                    ----------------------------------------
                                CONTENT BREAKDOWN
                    ----------------------------------------
                    Unaudited

                                [GRAPHIC OMITTED]

                    [] U.S. Stocks ....................  96%
                    [] International Stocks ...........   0%
                    [] Bonds ..........................   0%
                    [] Cash ...........................   4%
                    ----------------------------------------

--------------------------------------------------------------------------------
    PORTFOLIO COMPARISON -- June 30, 2001
    -------------------------------------------------------------------------
                                     Markman Aggressive     Funds of Funds(1)
                                    Allocation Portfolio      Equity Index
                                    -----------------------------------------
                   Year-to-date            -22.1%                - 4.1%
    -------------------------------------------------------------------------
       12 months ending 6/30/01            -42.3%                - 7.7%
    -------------------------------------------------------------------------
             3 years annualized            - 1.8%                  4.1%
    -------------------------------------------------------------------------
             5 years annualized              5.5%                  8.3%
    -------------------------------------------------------------------------
    Annualized since inception*             10.2%                 11.2%
    -------------------------------------------------------------------------
    *from February 1, 1995
--------------------------------------------------------------------------------

The Funds of Funds Equity Index is prepared by Markman Capital, Inc., adviser to the Markman Multifunds. Independent data from Morningstar, Inc.+ is used to calculate the average returns within these categories. All equity funds of funds reported by Morningstar are included in the Funds of Funds Equity Index with the exception of funds that primarily own individual securities, funds that invest primarily in foreign markets, and funds that primarily invest in a single asset category such as small capitalization stock funds.

+(c) 2001 Mornigstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Morningstar is not responsible for any damages or losses arising from any use of this information and has not granted its consent to be considered or deemed an 'expert' under the Securities Act of 1933. Past performance is no guarantee of future results.

----------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
Markman Aggressive Allocation Portfolio -- June 30, 2001
----------------------------------------------------------------------------------------
FUND                                              SHARES      MARKET VALUE   % OF TOTAL
Profunds Ultra OTC Fund - INVS *                   939,097    $ 10,161,034        12.4%
----------------------------------------------------------------------------------------
Van Wagoner Emerging Growth Fund *                 601,348       9,759,886        11.9%
----------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund *             1,488,435       9,153,873        11.1%
----------------------------------------------------------------------------------------
Dresdner RCM Biotechnology Fund - Class N *        309,470       9,138,638        11.1%
----------------------------------------------------------------------------------------
The Rydex Series Biotechnology Fund *              303,833       8,188,310        10.0%
----------------------------------------------------------------------------------------
RS Aggressive Growth Fund *                      1,126,130       8,141,920         9.9%
----------------------------------------------------------------------------------------
Needham Growth Fund *                              253,785       7,423,200         9.0%
----------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                      164,057       7,151,250         8.7%
----------------------------------------------------------------------------------------
Firsthand Technology Innovators Fund *             410,842       6,918,574         8.4%
----------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund *                    102,046       3,172,616         3.9%
----------------------------------------------------------------------------------------
Liberty-Stein Roe Growth Stock Fund *               24,640         873,506         1.1%
----------------------------------------------------------------------------------------
Strong Growth 20 Fund *                             37,930         652,009         0.8%
----------------------------------------------------------------------------------------
Marsico Focus Fund *                                37,034         544,393         0.7%
----------------------------------------------------------------------------------------
Janus Twenty Fund                                    9,386         414,013         0.5%
----------------------------------------------------------------------------------------
Miscellaneous - Money Market Fund                  579,598         579,598         0.7%
                                                              ------------    --------
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $83,731,208)                            82,272,820       100.2%
                                                              ------------    --------
----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                 (153,446)       (0.2%)
                                                              ============    ========
----------------------------------------------------------------------------------------
NET ASSETS                                                    $ 82,119,374       100.0%
                                                              ============    ========
* Non-income producing security.         See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                    3

================================================================================
                         MODERATE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR  GOAL:  TO  BLEND  OUR   CONSERVATIVE   AND   AGGRESSIVE   APPROACHES  IN  A
MIDDLE-OF-THE-ROAD PORTFOLIO THAT AIMS FOR HIGHER RETURN THAN A CONSERVATIVE APPROACH BUT LOWER VOLATILITY THAN AN AGGRESSIVE STANCE.

The nature of the equity exposure in the Moderate Allocation largely mirrored that of the Aggressive Allocation, the exception, of course, being that we did not have as large a percentage allocated to the stock market. Of course, given the unusually extreme volatility of the markets--and our particular fund choices--the Moderate Allocation experienced greater than normal short-term volatility over the past six months.

     Nevertheless, we continued to attempt to turn that short-term volatility to our long-term advantage by reallocating some of the dollars to those sub sectors and funds that we anticipate will perform best during the next market recovery.

     As in the Aggressive Allocation, our exposure to smaller, emerging technology, and biotechnology increased. The Moderate Allocation also added a position in the ProFunds Ultra OTC Fund.

     Another significant shift in the Moderate Allocation was in our bond exposure. Here, we have taken large positions in several high-yield bond funds. As noted in the beginning of this report, we see significant opportunities in this area. Prices of high-yield bonds have declined significantly over the past year, creating a buying opportunity that we haven't seen in almost a decade. The combination of high current yield along with the potential for capital appreciation makes for a very attractive investment over the next couple of years. As the economy begins to show greater signs of recovery, we anticipate that our high yield exposure will increase.

                    ----------------------------------------
                                CONTENT BREAKDOWN
                    ----------------------------------------
                    Unaudited

                                [GRAPHIC OMITTED]

                    [] U.S. Stocks ....................  66%
                    [] International Stocks ...........   0%
                    [] Bonds ..........................  30%
                    [] Cash ...........................   4%
                    ----------------------------------------

--------------------------------------------------------------------------------
    PORTFOLIO COMPARISON -- June 30, 2001
    -------------------------------------------------------------------------
                                      Markman Moderate      Funds of Funds(1)
                                    Allocation Portfolio      Equity Index
                                    -----------------------------------------
                   Year-to-date            -17.4%                - 4.1%
    -------------------------------------------------------------------------
       12 months ending 6/30/01            -31.5%                - 7.7%
    -------------------------------------------------------------------------
             3 years annualized            - 3.5%                  4.1%
    -------------------------------------------------------------------------
             5 years annualized              3.9%                  8.3%
    -------------------------------------------------------------------------
    Annualized since inception*              7.9%                 11.2%
    -------------------------------------------------------------------------
    *from February 1, 1995
--------------------------------------------------------------------------------

The Funds of Funds Equity Index is prepared by Markman Capital, Inc., adviser to the Markman Multifunds. Independent data from Morningstar, Inc.+ is used to calculate the average returns within these categories. All equity funds of funds reported by Morningstar are included in the Funds of Funds Equity Index with the exception of funds that primarily own individual securities, funds that invest primarily in foreign markets, and funds that primarily invest in a single asset category such as small capitalization stock funds.

+(c) 2001 Mornigstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Morningstar is not responsible for any damages or losses arising from any use of this information and has not granted its consent to be considered or deemed an 'expert' under the Securities Act of 1933. Past performance is no guarantee of future results.

----------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
Markman Moderate Allocation Portfolio -- June 30, 2001
----------------------------------------------------------------------------------------
FUND                                              SHARES      MARKET VALUE   % OF TOTAL
Strong High Yield Bond Fund                        584,811    $  5,023,529        11.5%
----------------------------------------------------------------------------------------
PIMCO High Yield - Institutional                   460,907       4,406,271        10.0%
----------------------------------------------------------------------------------------
Van Wagoner Emerging Growth Fund *                 256,482       4,162,698         9.5%
----------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                     555,379       4,098,699         9.3%
----------------------------------------------------------------------------------------
Dresdner RCM Biotechnology Fund - Class N *        128,751       3,802,009         8.7%
----------------------------------------------------------------------------------------
The Rydex Series Biotechnology Fund *              130,539       3,518,031         8.0%
----------------------------------------------------------------------------------------
Profunds Ultra OTC Fund - INVS *                   302,060       3,268,284         7.4%
----------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                       74,818       3,261,311         7.4%
----------------------------------------------------------------------------------------
Needham Growth Fund *                              108,092       3,161,690         7.2%
----------------------------------------------------------------------------------------
Firsthand Technology Innovators Fund *             176,858       2,978,293         6.8%
----------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund *               398,747       2,452,295         5.6%
----------------------------------------------------------------------------------------
PIMCO Total Return - Institutional                 143,988       1,488,839         3.4%
----------------------------------------------------------------------------------------
RS Aggressive Growth Fund *                         96,457         697,387         1.6%
----------------------------------------------------------------------------------------
Marsico Focus Fund *                                43,874         644,945         1.5%
----------------------------------------------------------------------------------------
Janus Twenty Fund                                   12,898         568,951         1.3%
                                                              ------------    --------
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $47,315,113)                            43,533,232        99.2%
----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                  369,011         0.8%
                                                              ------------    --------
----------------------------------------------------------------------------------------
NET ASSETS                                                    $ 43,902,243       100.0%
                                                              ============    ========
* Non-income producing security.         See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4                                   Markman

================================================================================
                       CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR GOAL: TO CAPTURE RETURNS CLOSE TO THOSE OF A TYPICAL PORTFOLIO -- CAUTIOUSLY BALANCED AMONG STOCKS, BONDS, AND MONEY MARKET FUNDS -- WHILE KEEPING SHORT-TERM VOLATILITY CLOSER TO THAT OF AN INTERMEDIATE BOND PORTFOLIO.

In an effort to reduce the short-term volatility of the Conservative Allocation, we took the equity exposure down to the lowest levels we've ever had. Nevertheless, the extreme moves in the market this year, coupled with our belief that long term we want to be exposed to the best growth opportunities, caused the Conservative Allocation to be much more volatile than we would have liked.

     That said, we are very confident in our belief that at this point in time we have an overall allocation that will make for an excellent return as the year progresses.

     As always, the equity allocation is consistent in nature with that of the Moderate and Aggressive Portfolios. Only about 40% of the Conservative Allocation, however, is currently exposed to the stock market. The remaining fixed income positions are dominated by three high yield funds from the PIMCO, Strong, and Fidelity families.

     Our fixed income position is further fleshed out with a large allocation to the well-respected PIMCO Total Return Fund. This fund, the flagship of the PIMCO family is managed by the premier bond manager Bill Gross and takes a broadly diversified, total return approach to the bond market. It has long been, and will undoubtedly continue to be, a core holding for the Conservative Allocation.

                    ----------------------------------------
                                CONTENT BREAKDOWN
                    ----------------------------------------
                    Unaudited

                                [GRAPHIC OMITTED]

                    [] U.S. Stocks ....................  39%
                    [] International Stocks ...........   0%
                    [] Bonds ..........................  56%
                    [] Cash ...........................   5%
                    ----------------------------------------

--------------------------------------------------------------------------------
    PORTFOLIO COMPARISON -- June 30, 2001
    -------------------------------------------------------------------------
                                    Markman Conservative    Funds of Funds(1)
                                    Allocation Portfolio      Equity Index
                                    -----------------------------------------
                   Year-to-date            -12.3%                - 4.1%
    -------------------------------------------------------------------------
       12 months ending 6/30/01            -23.8%                - 7.7%
    -------------------------------------------------------------------------
             3 years annualized            - 1.1%                  4.1%
    -------------------------------------------------------------------------
             5 years annualized              3.9%                  8.3%
    -------------------------------------------------------------------------
    Annualized since inception*              7.0%                 11.2%
    -------------------------------------------------------------------------
    *from February 1, 1995
--------------------------------------------------------------------------------

The Funds of Funds Equity Index is prepared by Markman Capital, Inc., adviser to the Markman Multifunds. Independent data from Morningstar, Inc.+ is used to calculate the average returns within these categories. All equity funds of funds reported by Morningstar are included in the Funds of Funds Equity Index with the exception of funds that primarily own individual securities, funds that invest primarily in foreign markets, and funds that primarily invest in a single asset category such as small capitalization stock funds.

+(c) 2001 Mornigstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Morningstar is not responsible for any damages or losses arising from any use of this information and has not granted its consent to be considered or deemed an 'expert' under the Securities Act of 1933. Past performance is no guarantee of future results.

----------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
Markman Conservative Allocation Portfolio -- June 30, 2001
----------------------------------------------------------------------------------------
FUND                                              SHARES      MARKET VALUE   % OF TOTAL
PIMCO High Yield - Institutional                   339,777    $  3,248,265        16.7%
----------------------------------------------------------------------------------------
Strong High Yield Bond - INV *                     335,741       2,884,016        14.9%
----------------------------------------------------------------------------------------
PIMCO Total Return - Institutional                 276,714       2,861,226        14.8%
----------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                     330,758       2,440,998        12.6%
----------------------------------------------------------------------------------------
Needham Growth Fund *                               41,860       1,224,408         6.3%
----------------------------------------------------------------------------------------
Van Wagoner Emerging Growth Fund *                  59,094         959,103         5.0%
----------------------------------------------------------------------------------------
Rydex Series OTC - INV *                            70,919         921,950         4.8%
----------------------------------------------------------------------------------------
Dresdner RCM Biotechnology Fund - Class N *         29,798         879,933         4.5%
----------------------------------------------------------------------------------------
Firsthand Technology Innovators Fund *              51,565         868,360         4.5%
----------------------------------------------------------------------------------------
Strong Advisor Bond - Institutional *               74,042         793,733         4.1%
----------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund *               126,651         778,907         4.0%
----------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                       17,574         766,053         4.0%
----------------------------------------------------------------------------------------
The Rydex Series Biotechnology Fund *               13,501         363,861         1.9%
----------------------------------------------------------------------------------------
Marsico Focus Fund *                                13,054         191,898         1.0%
----------------------------------------------------------------------------------------
Janus Twenty Fund                                    3,736         164,774         0.9%
                                                              ------------    --------
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $20,737,387)                            19,347,485       100.0%
----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                    8,352         0.0%
                                                              ------------    --------
----------------------------------------------------------------------------------------
NET ASSETS                                                    $ 19,355,837       100.0%
                                                              ============    ========
* Non-income producing security.         See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                    5

================================================================================
                          INCOME ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR GOAL: TO PROVIDE HIGH CURRENT INCOME AND LOW SHARE PRICE FLUCTUATION.

The Income Allocation Portfolio has continued to experience a challenging market dynamic. As the market changed dramatically during the course of 2000, we attempted to adjust the Portfolio to reflect these fast changing conditions. While the investment-grade bond portion of the Portfolio performed well, both the high-yield bond and equity portions reflected those markets in general.

     Because high-yield bonds at this time have a significant yield relative to both government bonds and investment grade corporate bonds, we believe the reward/risk ratio is extremely attractive and have committed about 45% of the total portfolio to this area through Northeast Investors Trust, Invesco High Yield Fund, Fidelity Capital and Income Fund, PIMCO High Yield and Strong High Yield.

     As in the Conservative Allocation, PIMCO Total Return also remains as a core holding.

     The equity portion of the Portfolio, currently representing about 12% of the total, is divided among funds from three of our favorite managers: Jim
Oelschlager (Oak Associates), Kevin Landis (Firsthand Funds), and Peter Trapp (Needham Growth).

     The balance of the Portfolio is invested in either money market funds or short-term (up to 2 year duration) bond funds. Both provide stability to the Portfolio and the latter, in a period of lowering short-term interest rates, will also offer the potential for modest capital gains.

                    ----------------------------------------
                                CONTENT BREAKDOWN
                    ----------------------------------------
                    Unaudited

                                [GRAPHIC OMITTED]

                    [] U.S. Stocks ....................  15%
                    [] International Stocks ...........   0%
                    [] Bonds ..........................  77%
                    [] Cash ...........................   8%
                    ----------------------------------------

--------------------------------------------------------------------------------
    PORTFOLIO COMPARISON -- June 30, 2001
    -------------------------------------------------------------------------
                                       Markman Income       Funds of Funds(1)
                                    Allocation Portfolio      Equity Index
                                    -----------------------------------------
                   Year-to-date            - 3.3%                  1.0%
    -------------------------------------------------------------------------
       12 months ending 6/30/01            - 5.3%                  4.2%
    -------------------------------------------------------------------------
             3 years annualized              n/a                   n/a
    -------------------------------------------------------------------------
             5 years annualized              n/a                   n/a
    -------------------------------------------------------------------------
    Annualized since inception*            - 1.7%                  0.5%
    -------------------------------------------------------------------------
    *from February 1, 1995
--------------------------------------------------------------------------------

The Funds of Funds Income Index is prepared by Markman Capital, Inc., adviser to the Markman Multifunds. Independent data from Morningstar, Inc.+ is used to calculate the average returns within these categories. The Funds of Funds Income Index includes all funds of funds reported by Morningstar which have 85% or more of their assets invested in bonds or bond funds.

+(c) 2001 Mornigstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Morningstar is not responsible for any damages or losses arising from any use of this information and has not granted its consent to be considered or deemed an 'expert' under the Securities Act of 1933. Past performance is no guarantee of future results.

----------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
Markman Income Allocation Portfolio -- June 30, 2001
----------------------------------------------------------------------------------------
FUND                                              SHARES      MARKET VALUE   % OF TOTAL
Northeast Investors Trust                           40,196    $    328,805        14.0%
----------------------------------------------------------------------------------------
Strong Advisor Bond - Institutional                 30,336         325,206        13.8%
----------------------------------------------------------------------------------------
Strong Advantage Fund - Institutional               29,885         297,060        12.6%
----------------------------------------------------------------------------------------
PIMCO Total Return Fund - Institutional             24,722         255,623        10.9%
----------------------------------------------------------------------------------------
PIMCO High Yield - Institutional                    25,025         239,242        10.1%
----------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                      31,672         233,738         9.9%
----------------------------------------------------------------------------------------
Strong High Yield Bond - INV                        18,654         160,241         6.8%
----------------------------------------------------------------------------------------
INVESCO High Yield Fund                             28,518         127,191         5.4%
----------------------------------------------------------------------------------------
Needham Growth Fund *                                4,006         117,177         5.0%
----------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund *                11,108          68,317         2.9%
----------------------------------------------------------------------------------------
Firsthand Technology Value Fund *                    1,330          65,248         2.8%
----------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                        1,390          60,569         2.6%
----------------------------------------------------------------------------------------
Miscellaneous - Money Market                        82,526          82,526         3.5%
                                                              ------------    --------
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $2,428,174)                              2,360,943       100.3%
----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                   (7,477)       (0.3%)
                                                              ------------    --------
----------------------------------------------------------------------------------------
NET ASSETS                                                    $  2,353,466       100.0%
                                                              ============    ========
* Non-income producing security.         See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6                                   Markman

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES o June 30, 2001 (Unaudited)

                                                       Markman         Markman         Markman         Markman
                                                        Income    Conservative        Moderate      Aggressive
                                                    Allocation      Allocation      Allocation      Allocation
                                                     Portfolio       Portfolio       Portfolio       Portfolio
===============================================================================================================
ASSETS

Investments in securities:
     At acquisition cost .....................    $  2,428,174    $ 20,737,387    $ 47,315,113    $ 83,731,208
                                                  ============    ============    ============    ============
     At value (Note 1) .......................    $  2,360,943    $ 19,347,485    $ 43,533,232    $ 82,272,820
Cash .........................................              --          47,426         463,863              --
Receivable for capital shares sold ...........             281              --           2,225           3,405
Dividends receivable .........................             665             627             493           6,794
Other assets .................................             205              --              --              --
                                                  ------------    ------------    ------------    ------------
     TOTAL ASSETS ............................       2,362,094      19,395,538      43,999,813      82,283,019
                                                  ------------    ------------    ------------    ------------

===============================================================================================================
LIABILITIES

Payable for capital shares redeemed ..........           5,925          23,892          46,971          17,225
Distributions payable to shareholders ........           1,389              --              --              --
Other liabilities ............................              --             452          15,490          82,553
Payable to affiliates (Note 3) ...............           1,314          15,357          35,109          63,867
                                                  ------------    ------------    ------------    ------------
        TOTAL LIABILITIES ....................           8,628          39,701          97,570         163,645
                                                  ------------    ------------    ------------    ------------

===============================================================================================================
NET ASSETS ...................................    $  2,353,466    $ 19,355,837    $ 43,902,243    $ 82,119,374
                                                  ============    ============    ============    ============
Net assets consist of:
Paid-in capital ..............................    $  2,546,433    $ 22,020,574    $ 51,727,876    $ 89,242,470
Accumulated net investment income (loss) .....         (23,968)        434,326         495,292        (393,859)
Accumulated net realized losses from
security transactions ........................        (101,768)     (1,709,161)     (4,539,044)     (5,270,849)
Net unrealized depreciation on investments ...         (67,231)     (1,389,902)     (3,781,881)     (1,458,388)
                                                  ------------    ------------    ------------    ------------
Net assets ...................................    $  2,353,466    $ 19,355,837    $ 43,902,243    $ 82,119,374
                                                  ============    ============    ============    ============

Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) (Note 5) ..................         277,679       1,949,049       4,555,626       6,533,303
                                                  ============    ============    ============    ============

Net asset value, redemption price and offering
     price per share (Note 1) ................    $       8.48    $       9.93    $       9.64    $      12.57
                                                  ============    ============    ============    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                    7

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

=================================================================================================================================
STATEMENTS OF OPERATIONS o For the six months ended June 30, 2001 (Unaudited)

                                                                         Markman         Markman         Markman         Markman
                                                                          Income    Conservative        Moderate      Aggressive
                                                                      Allocation      Allocation      Allocation      Allocation
                                                                       Portfolio       Portfolio       Portfolio       Portfolio

INVESTMENT INCOME
     Dividend  income ...........................................   $     64,531    $    536,413    $    736,983    $     31,999
                                                                    ------------    ------------    ------------    ------------

EXPENSES
Investment advisory fees ........................................          5,724          95,137         234,741         418,908
Independent trustees' fees ......................................            150           6,950           6,950           6,950
                                                                    ------------    ------------    ------------    ------------
     TOTAL EXPENSES (Note 3) ....................................          5,874         102,087         241,691         425,858
                                                                    ------------    ------------    ------------    ------------

NET INVESTMENT INCOME (LOSS) ....................................         58,657         434,326         495,292        (393,859)
                                                                    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions ..................        (60,052)     (1,522,578)     (4,537,027)     (3,894,047)
Capital gain distributions from other investment companies ......            430          11,505           8,745         268,657
Net change in unrealized appreciation/depreciation on investments        (63,477)     (1,873,715)     (6,857,897)    (20,663,321)
                                                                    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...............       (123,099)     (3,384,788)    (11,386,179)    (24,288,711)
                                                                    ------------    ------------    ------------    ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ......................   $    (64,442)   $ (2,950,462)   $(10,890,887)   $(24,682,570)
                                                                    ============    ============    ============    ============

=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Markman Income                Markman Conservative
                                                                      Allocation Portfolio                Allocation Portfolio

                                                             Six months ended        Year ended  Six months ended        Year ended
                                                                June 30, 2001     Dec. 31, 2000     June 30, 2001     Dec. 31, 2000
                                                                  (Unaudited)                         (Unaudited)

FROM OPERATIONS:
     Net investment income (loss) ..........................     $     58,657      $     29,887      $    434,326      $    705,276
     Net realized gains (losses) from
          security transactions ............................          (60,052)          (36,535)       (1,522,578)          118,089
     Capital gain distributions from
          other investment companies .......................              430             1,355            11,505           321,525
     Net change in unrealized appreciation/
          depreciation on investments ......................          (63,477)          (18,553)       (1,873,715)       (6,577,569)
                                                                 ------------      ------------      ------------      ------------
Net decrease in net assets from operations .................          (64,442)          (23,846)       (2,950,462)       (5,432,679)
                                                                 ------------      ------------      ------------      ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
        Dividends from net investment income ...............          (58,657)          (29,887)               --          (524,764)
        Return of capital ..................................          (23,968)              (92)               --                --
        Distributions from net realized gains ..............               --                --                --          (495,920)
                                                                 ------------      ------------      ------------      ------------
Decrease in net assets from distributions to shareholders ..          (82,625)          (29,979)               --        (1,020,684)
                                                                 ------------      ------------      ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4):
     Proceeds from shares sold .............................        4,043,307         1,134,297         1,397,148         6,825,308
     Net asset value of shares issued in
          reinvestment of distributions to shareholders ....           79,847            28,828                --           997,665
     Payments for shares redeemed ..........................       (2,161,545)       (2,466,457)       (4,294,446)      (10,764,911)
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) in net assets from capital
     share transactions ....................................        1,961,609        (1,303,332)       (2,897,298)       (2,941,938)
                                                                 ------------      ------------      ------------      ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....................        1,814,542        (1,357,157)       (5,847,760)       (9,395,301)

NET ASSETS:
  Beginning of period ......................................          538,924         1,896,081        25,203,597        34,598,898
                                                                 ------------      ------------      ------------      ------------
  End of period ............................................     $  2,353,466      $    538,924      $ 19,355,837      $ 25,203,597
                                                                 ============      ============      ============      ============
ACCUMULATED NET INVESTMENT INCOME (LOSS) ...................     $    (23,968)     $         --      $    434,326      $         --
                                                                 ============      ============      ============      ============


                                                                          Markman Moderate                  Markman Aggressive
                                                                      Allocation Portfolio                Allocation Portfolio

                                                             Six months ended        Year ended  Six months ended        Year ended
                                                                June 30, 2001     Dec. 31, 2000     June 30, 2001     Dec. 31, 2000
                                                                  (Unaudited)                         (Unaudited)

FROM OPERATIONS:
     Net investment income (loss) ..........................     $    495,292      $    557,250      $   (393,859)     $ (1,311,766)
     Net realized gains (losses) from
          security transactions ............................       (4,537,027)        3,180,382        (3,894,047)       (6,596,458)
     Capital gain distributions from
          other investment companies .......................            8,745         1,328,080           268,657         5,120,414
     Net change in unrealized appreciation/
          depreciation on investments ......................       (6,857,897)      (28,915,199)      (20,663,321)      (39,667,392)
                                                                 ------------      ------------      ------------      ------------
Net decrease in net assets from operations .................      (10,890,887)      (23,849,487)      (24,682,570)      (42,455,202)
                                                                 ------------      ------------      ------------      ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
        Dividends from net investment income ...............               --          (525,842)               --                --
        Return of capital ..................................               --                --                --                --
        Distributions from net realized gains ..............               --        (3,545,284)               --                --
                                                                 ------------      ------------      ------------      ------------
Decrease in net assets from distributions to shareholders ..               --        (4,071,126)               --                --
                                                                 ------------      ------------      ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4):
     Proceeds from shares sold .............................        3,171,303        13,903,179         5,933,902        38,806,207
     Net asset value of shares issued in
          reinvestment of distributions to shareholders ....               --         4,016,402                --                --
     Payments for shares redeemed ..........................      (12,950,534)      (26,225,375)      (10,802,133)      (21,042,890)
                                                                 ------------      ------------      ------------      ------------
Net increase (decrease) in net assets from capital
     share transactions ....................................       (9,779,231)       (8,305,794)       (4,868,231)       17,763,317
                                                                 ------------      ------------      ------------      ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....................      (20,670,118)      (36,226,407)      (29,550,801)      (24,691,885)


NET ASSETS:
  Beginning of period ......................................       64,572,361       100,798,768       111,670,175       136,632,060
                                                                 ------------      ------------      ------------      ------------
  End of period ............................................     $ 43,902,243      $ 64,572,361      $ 82,119,374      $111,670,175
                                                                 ============      ============      ============      ============
ACCUMULATED NET INVESTMENT INCOME (LOSS) ...................     $    495,292      $         --      $   (393,859)     $         --
                                                                 ============      ============      ============      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8                                   Markman

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

================================================================================
MARKMAN INCOME ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                                               Six months ended          Year ended     Period ended
                                                                  June 30, 2001        December 31,     December 31,
                                                                    (Unaudited)                2000          1999(A)

Net asset value at beginning of period .........................     $     9.08          $    10.02       $    10.00
                                                                     ----------          ----------       ----------

Income from investment operations:
     Net investment income .....................................           0.21                0.60             0.24
     Net realized and unrealized gains (losses) on investments .          (0.51)              (0.94)            0.08
                                                                     ----------          ----------       ----------
Total from investment operations ...............................          (0.30)              (0.34)            0.32
                                                                     ----------          ----------       ----------

Less distributions:
     Dividends from net investment income ......................          (0.30)              (0.60)           (0.24)
     Return of capital .........................................             --                  --            (0.06)
                                                                     ----------          ----------       ----------
Total distributions ............................................          (0.30)              (0.60)           (0.30)
                                                                     ----------          ----------       ----------

Net asset value at end of period ...............................     $     8.48          $     9.08       $    10.02
                                                                     ==========          ==========       ==========

Total return ...................................................          (3.32%)(B)          (3.51%)           3.27%(B)
                                                                     ==========          ==========       ==========

Net assets at end of period (000's) ............................     $    2,353          $      539       $    1,896
                                                                     ==========          ==========       ==========

Ratio of expenses to average net assets ........................           0.65%(C)            0.65%            0.64%(C)

Ratio of net investment income to average net assets ...........           6.46%(C)            5.26%            6.97%(C)

Portfolio turnover rate ........................................            104%(C)             130%              78%(C)

(A) Represents the period from the initial public offering of shares (May 1, 1999) through December 31, 1999.
(B)  Not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

================================================================================
MARKMAN CONSERVATIVE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                       Six months ended      Year ended   Year ended   Year ended   Year ended   Year ended
                                          June 30, 2001    December 31, December 31, December 31, December 31, December 31,
                                            (Unaudited)            2000         1999         1998         1997         1996

Net asset value at beginning of period .....   $  11.32        $  14.18     $  12.33     $  11.82     $  11.49     $  10.97
                                               --------        --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income ....................       0.22            0.33         0.55         0.25         0.33         0.28
  Net realized and unrealized gains (losses)
     on investments ........................      (1.61)          (2.71)        2.53         1.03         1.31         1.19
                                               --------        --------     --------     --------     --------     --------
Total from investment operations ...........      (1.39)          (2.38)        3.08         1.28         1.64         1.47
                                               --------        --------     --------     --------     --------     --------
Less distributions:
  Dividends from net investment income .....         --           (0.25)       (0.49)       (0.28)       (0.30)       (0.28)
  Distributions in excess of net investment
     income ................................         --              --           --        (0.02)       (0.15)       (0.18)
  Distributions from net realized gains ....         --           (0.23)       (0.74)       (0.47)       (0.86)       (0.49)
                                               --------        --------     --------     --------     --------     --------
Total distributions ........................         --           (0.48)       (1.23)       (0.77)       (1.31)       (0.95)
                                               --------        --------     --------     --------     --------     --------
Net asset value at end of period ...........   $   9.93        $  11.32     $  14.18     $  12.33     $  11.82     $  11.49
                                               ========        ========     ========     ========     ========     ========

Total return ...............................     (12.28%)(A)     (16.81%)      24.97%       10.83%       14.27%       13.41%
                                               ========        ========     ========     ========     ========     ========

Net assets at end of period (000's) ........   $ 19,356        $ 25,204     $ 34,599     $ 30,467     $ 36,680     $ 42,579
                                               ========        ========     ========     ========     ========     ========

Ratio of expenses to average net assets ....       0.95%(B)        0.95%        0.95%        0.95%        0.95%        0.95%

Ratio of net investment income to average
     net assets ............................       4.05%(B)        2.23%        3.89%        1.70%        2.38%        3.21%

Portfolio turnover rate ....................        188%(B)          95%          78%         165%          48%         104%

(A)  Not annualized.
(B)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                    9

================================================================================
MARKMAN MODERATE ALLOCATION  PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                       Six months ended      Year ended   Year ended   Year ended   Year ended   Year ended
                                          June 30, 2001    December 31, December 31, December 31, December 31, December 31,
                                            (Unaudited)            2000         1999         1998         1997         1996

Net asset value at beginning of period .....   $  11.67        $  16.69     $  13.35     $  11.90     $  11.49     $  11.31
                                               --------        --------     --------     --------     --------     --------
Income from investment operations:
     Net investment income .................       0.11            0.11         0.31         0.12         0.26         0.18
     Net realized and unrealized gains (losses)
          on investments ...................      (2.14)          (4.35)        4.43         2.06         1.96         1.08
                                               --------        --------     --------     --------     --------     --------
Total from investment operations ...........      (2.03)          (4.24)        4.74         2.18         2.22         1.26
                                               --------        --------     --------     --------     --------     --------

Less distributions:
     Dividends from net investment income ..         --           (0.10)       (0.29)       (0.12)       (0.26)       (0.18)
     Distributions in excess of net
          investment income ................         --              --           --        (0.04)       (0.21)       (0.14)
     Distributions from net realized gains .         --           (0.68)       (1.11)       (0.57)       (1.34)       (0.76)
                                               --------        --------     --------     --------     --------     --------
Total distributions ........................         --           (0.78)       (1.40)       (0.73)       (1.81)       (1.08)
                                               --------        --------     --------     --------     --------     --------

Net asset value at end of period ...........   $   9.64        $  11.67     $  16.69     $  13.35     $  11.90     $  11.49
                                               ========        ========     ========     ========     ========     ========

Total return ...............................     (17.40%)(A)     (25.38%)      35.49%       18.32%       19.38%       11.11%
                                               ========        ========     ========     ========     ========     ========

Net assets at end of period (000's) ........   $ 43,902        $ 64,572     $100,799     $ 83,799     $ 86,388     $ 78,627
                                               ========        ========     ========     ========     ========     ========

Ratio of expenses to average net assets ....       0.95%(B)        0.95%        0.95%        0.95%        0.95%        0.95%

Ratio of net investment income to
     average net assets ....................       1.95%(B)        0.64%        1.98%        0.84%        1.96%        1.34%

Portfolio turnover rate ....................        174%(B)         142%          68%         117%          82%         280%

(A)  Not Annualized.
(B)  Annualized.

See accompanying notes to financial statements.

================================================================================
MARKMAN AGGRESSIVE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                       Six months ended      Year ended   Year ended   Year ended   Year ended   Year ended
                                          June 30, 2001    December 31, December 31, December 31, December 31, December 31,
                                            (Unaudited)            2000         1999         1998         1997         1996

Net asset value at beginning of period .....   $  16.13        $  22.20     $  16.01     $  12.74     $  12.26     $  11.79
                                               --------        --------     --------     --------     --------     --------

Income from investment operations:
     Net investment income (loss) ..........      (0.06)          (0.19)       (0.13)       (0.09)        0.01         0.05
     Net realized and unrealized gains
          (losses) on investments ..........      (3.50)          (5.88)        8.12         3.42         2.32         1.34
                                               --------        --------     --------     --------     --------     --------
Total from investment operations ...........      (3.56)          (6.07)        7.99         3.33         2.33         1.39
                                               --------        --------     --------     --------     --------     --------

Less distributions:
  Dividends from net investment income .....         --              --           --           --        (0.01)       (0.05)
  Distributions in excess of net investment
     income ................................         --              --           --           --        (0.19)       (0.11)
  Distributions from net realized gains ....         --              --        (1.80)       (0.06)       (1.65)       (0.76)
                                               --------        --------     --------     --------     --------     --------
Total distributions ........................         --              --        (1.80)       (0.06)       (1.85)       (0.92)
                                               --------        --------     --------     --------     --------     --------

Net asset value at end of period ...........   $  12.57        $  16.13     $  22.20     $  16.01     $  12.74     $  12.26
                                               ========        ========     ========     ========     ========     ========

Total return ...............................     (22.07%)(A)     (27.34%)      49.88%       26.17%       18.96%       11.72%
                                               ========        ========     ========     ========     ========     ========

Net assets at end of period (000's) ........   $ 82,119        $111,670     $136,362     $ 91,615     $ 84,401     $ 84,329
                                               ========        ========     ========     ========     ========     ========

Ratio of expenses to average net assets ....       0.95%(B)        0.95%        0.95%        0.95%        0.95%        0.95%

Ratio of net investment income (loss) to
        average net assets .................      (0.88%)(B)      (0.92%)      (0.76%)      (0.62%)       0.05%        0.34%

Portfolio turnover rate ....................        134%(B)         106%          56%         101%         141%         340%

(A)  Not annualized.
(B)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10                                  Markman

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

Markman MultiFund Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end non-diversified management investment company. The Trust was organized as a Massachusetts business trust on September 7, 1994. The Trust offers four series of shares to investors: the Markman Income Allocation Portfolio, the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio (collectively, the Funds). The Trust was capitalized on November 28, 1994, when the Funds' investment adviser, Markman Capital Management, Inc. (the Adviser), purchased the initial shares of each Fund (except for the Markman Income Allocation Portfolio) at $10.00 per share. The public offering of shares of such Funds commenced on January 26, 1995. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares to the Adviser. The public offering of shares of the Markman Income Allocation Portfolio commenced on May 1, 1999.

The Markman Income Allocation Portfolio seeks to provide high current income and low share price fluctuation. The Markman Conservative Allocation Portfolio seeks to provide current income and low to moderate growth of capital. The Markman Moderate Allocation Portfolio seeks growth of capital and a reasonable level of current income. The Markman Aggressive Allocation Portfolio seeks capital appreciation without regard to current income.

The following is a summary of the Trust's significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Shares of open-end, management investment companies (mutual funds) in which the Funds invest are valued at their respective net asset values as determined under the 1940 Act. Such mutual funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the underlying mutual fund. Money market funds in which the Funds also invest generally value securities in their portfolios on an amortized cost basis, which approximates market.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund are equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Funds record distributions of short-term and long-term capital gains made by mutual funds in which the Funds invest as realized gains. For tax purposes, the short-term portion of such distributions is treated as dividend income by the Funds.

Distributions to shareholders -- Distributions to shareholders arising from each Fund's net investment income and net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Each of the Funds files a tax return annually using tax accounting methods required under provisions of the Code which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of short-term gain distributions made by mutual funds in which the Funds invest and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the Statements of Changes in Net Assets and the Financial Highlights may differ from that reported to shareholders for federal income tax purposes. As a result of such differences, reclassifications are made to the components of net assets to conform to generally accepted accounting principles.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2001:

-------------------------------------------------------------------------------------------------
                                      MARKMAN          MARKMAN          MARKMAN          MARKMAN
                                       INCOME     CONSERVATIVE         MODERATE       AGGRESSIVE
                                   ALLOCATION       ALLOCATION       ALLOCATION       ALLOCATION
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                 ------------     ------------     ------------     ------------

Gross unrealized appreciation    $     11,903     $    366,536     $  1,725,434     $  5,360,658

Gross unrealized depreciation         (87,605)      (2,405,684)      (5,918,629)      (8,152,890)

Net unrelaized depreciation      $    (75,702)    $ (2,039,148)    $ (4,193,195)    $ (2,792,232)

Federal income tax cost
     of portfolio investments    $  2,436,645     $ 21,386,633     $ 47,726,427     $ 85,065,052
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman                                   11

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
================================================================================

As of June 30, 2001, the Markman Income Allocation Portfolio, the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio had capital loss carryforwards for federal income tax purposes of $42,146, $412,960, $179,506 and $1,775,664, respectively, none of which expires prior to December 31, 2007. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the six months ended June 30, 2001, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,793,530 and $802,782, respectively, for the Markman Income Allocation Portfolio, $19,838,997 and $21,655,995, respectively, for the Markman Conservative Allocation Portfolio, $44,501,654 and $54,158,761, respectively, for the Markman Moderate Allocation Portfolio, and $60,375,371 and $66,436,646, respectively, for the Markman Aggressive Allocation Portfolio.

3.   TRANSACTIONS WITH AFFILIATES

The Chairman of the Board and President of the Trust is also the President of Markman Capital Management, Inc. (the Adviser). Certain other Trustees and officers of the Trust are also officers of the Adviser or of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of average daily net assets of the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio and 0.65% of the average daily net assets of the Markman Income Allocation Portfolio. The Adviser pays all operating expenses of the Funds except brokerage commissions, taxes, interest, fees and expenses of independent Trustees and any extraordinary expenses. In addition, the Adviser is contractually obligated to reduce its investment management fee in an amount equal to each Fund's allocable portion of the fees and expenses of the Trust's independent Trustees.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT
Under the terms of the Administration, Accounting, and Transfer Agency Agreement between the Trust, the Adviser and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each of the Funds. IFS supervises the preparation of tax returns for the Funds, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. In addition, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. IFS also calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the Adviser, out of its investment management fee, pays IFS a monthly base fee, an asset-based fee, and a fee based on the number of shareholder accounts. In addition, the Adviser pays out-of-pocket expenses including, but not limited to, postage and supplies.

4.   BANK LOANS

The Trust has an unsecured $10,000,000 bank line of credit; borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. As of June 30, 2001, no Funds in the Trust had outstanding borrowings under the line of credit. No compensating balances are required.

================================================================================

5.   FUND SHARE TRANSACTIONS
Proceeds and payments from capital share transactions as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods ended June 30, 2001 and December 31, 2000.

-----------------------------------------------------------------------------------------------------------------------------------
                                       MARKMAN INCOME       MARKMAN CONSERVATIVE       MARKMAN MODERATE        MARKMAN AGGRESSIVE
                                    ALLOCATION PORTFOLIO    ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO

                                   Six months        Year  Six months        Year   Six months         Year  Six months        Year
                                        ended       ended       ended       ended        ended        ended       ended       ended
                                     June 30,    Dec. 31,    June 30,    Dec. 31,     June 30,     Dec. 31,    June 30,    Dec. 31,
                                         2001        2000        2001        2000         2001         2000        2001        2000
                                  (Unaudited)             (Unaudited)              (Unaudited)              (Unaudited)

Shares sold ......................    454,319     115,701     139,181     490,388      300,766      876,226     422,115   1,771,691

Shares issued in reinvestment
  of distributions to shareholders      9,301       3,054          --      88,133           --      344,165          --          --

Shares redeemed ..................   (245,313)   (248,550)   (416,245)   (791,536)  (1,276,078)  (1,729,279)   (814,022)   (988,000)
                                    ---------   ---------   ---------   ---------   ----------   ----------   ---------   ---------

Net increase (decrease)  in
  shares outstanding .............    218,308    (129,795)   (277,064)   (213,015)    (975,312)    (508,888)   (391,907)    783,691

Shares outstanding,
  beginning of period ............     59,371     189,166   2,226,113   2,439,128    5,530,938    6,039,826   6,925,210   6,141,519
                                    ---------   ---------   ---------   ---------   ----------   ----------   ---------   ---------

Shares outstanding, end of period     277,679      59,371   1,949,049   2,226,113    4,555,626    5,530,938   6,533,303   6,925,210
                                    =========   =========   =========   =========   ==========   ==========   =========   =========
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12                                  Markman

================================================================================
                                 STAY INFORMED
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PORTFOLIO/STRATEGY UPDATE
800-975-5463
Bob Markman's weekly
market overview and
MultiFund activity report.

[GRAPHIC OMITTED]
ONLINE
www.markman.com
Check for net asset values
and more.

[GRAPHIC OMITTED]
PRICELINE
800-536-8679
Up-to-the-minute net asset
values and account values.

[GRAPHIC OMITTED]
HELPLINE
800-707-2771
For a prospectus, an appli-
cation form, assistance in
completing an application,
or for general administrative
questions.

          ------------------------------------------------------------
                        WEBSITE PROVIDES UPDATES ON-LINE

          For expanded performance information, portfolio allocations updated biweekly, on-line access to the Prospectus and forms, and other helpful information, log on to the MultiFunds web site at:

                                www.markman.com
          ------------------------------------------------------------

THESE FORMS ARE AVAILABLE:

o    Account Application

o    IRA Application

o    Roth IRA Application

o    IRA transfer request

o    Roth IRA Conversion Request

o    Dollar Cost Averaging Application

o    Systematic Withdrawal Plan Request

o    Automatic Investment Request

o    Company Retirement Account Application

o Company Retirement Plan Prototype [includes Profit Sharing, Money Purchase, 401(k)]

o    403(b) Plan and Application

The minimum direct investment is $25,000. If you want to invest less than $25,000, you may purchase the Markman MultiFunds through: Charles Schwab & Company (800-266-5623), Fidelity Investments (800-544-7558), and TD Waterhouse (800-934-4443), among others. There is no transaction fee when you purchase the Markman MultiFunds through these discount brokers.

For  additional  forms or answers to any  questions  just  contact  the  Markman
MultiFunds  (between  the  hours  of  8:30  AM  and  5:30  PM  EST).  Toll-free:
800-707-2771.

--------------------------------------------------------------------------------

[LOGO]
MARKMAN
MULTIFUNDS
----------
FOR INVESTORS TOO SMART
TO DO IT THEMSELVES(R)

INVESTMENT ADVISER
Markman Capital Management, Inc.
6600 France Avenue South
Minneapolis, Minnesota 55435
Telephone: 952-920-4848
Toll-free: 800-395-4848

SHAREHOLDER SERVICES
c/o Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 54201-5354
Toll-free: 800-707-2771

                Authorized for distribution only if preceded or
                      accompanied by a current prospectus.
--------------------------------------------------------------------------------
                                    Markman

[LOGO]
MARKMAN
MULTIFUNDS
----------                         FIRST CLASS
FOR INVESTORS TOO SMART
TO DO IT THEMSELVES(R)

6600 France Avenue South
Minneapolis, Minnesota  55435